ASSETS FROM THE INVESTOR ASSURANCE PROGRAM (Tables)	12 Months Ended
Dec. 31, 2019
Assets [Abstract]
Summary of movement of assets from investor assurance program
The movement of the assets from the investor assurance program for the year ended December 31, 2018 is as follow:

	Opening balance as of January 1, 2018	Assets arising from new business	Subsequent collections during the year	Additional provisions in the current year	Ending balance as of December 31, 2018
	RMB	RMB	RMB	RMB	RMB
Current loan products	1,187	968,732	(969,919)	—	—
Other online standard loan products	218,686	373	(218,806)	(87)	166
Offline and non-standard loan products	50,403	710	(37,564)	(8,190)	5,359

Total	270,276	969,815	(1,226,289)	(8,277)	5,525

The movement of the assets from the investor assurance program for the year ended December 31, 2019 is as follow:

	Opening balance as of January 1, 2019	Assets arising from new business	Subsequent collections during the year	Additional Provisions in the current year	Transfer out due to disposal of Shanghai Caiyin	Ending balance as of December 31, 2019
	RMB	RMB	RMB	RMB	RMB	RMB
Current loan products	—	—	—	—	—	—
Other online standard loan products	166	—	(165)	—	(1)	—
Offline and non-standard loan products	5,359	—	(5,175)	—	(184)	—

Total	5,525	—	(5,340)	—	(185)	—